Revenues - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 13.6	$ 8.5
Deferred revenue, revenue recognized	$ 0.5
StepStone Group LP
Disaggregation of Revenue [Line Items]
Deferred revenue		8.5	$ 8.4
Deferred revenue, revenue recognized		$ 1.1